Property and Equipment	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment

Property and equipment consists of the following:
	Year Ended December 31,
	2013	2012
	(In millions)
Land	$133	$119
Buildings	125	83
Leasehold improvements	223	88
Data processing equipment	236	229
Furniture, fixtures and equipment	515	329
	1,232	848
Accumulated depreciation and amortization	(587)	(220)
	$645	$628

Depreciation expense on property and equipment was $117 million, $80 million, and $38 million for the years ended December 31, 2013, 2012, and 2011, respectively.